UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey     Cincinnati, OH     February 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $216,378 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8708   132940 SH       SOLE                   132940        0        0
ANHEUSER BUSCH COMPANIES       ADR		035229103     7790    89125 SH       SOLE                    89125        0        0
APPLE INC                      COM              037833100      232      435 SH       SOLE                      435        0        0
BANK NEW YORK MELLON CORP      COM              064058100     9139   355605 SH       SOLE                   355605        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    10724   119555 SH       SOLE                   119555        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12773   348520 SH       SOLE                   348520        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     3001    85130 SH       SOLE                    85130        0        0
CANADIAN OIL SANDS LIMITED     FOREIGN EQUITY   13643E105     6175   303740 SH       SOLE                   303740        0        0
CENOVUS ENERGY INC             COM              15135U109     3420   101913 SH       SOLE                   101913        0        0
CHEUNG KONG HLDGS LIMITED      ADR		166744201      470    30635 SH       SOLE                    30635        0        0
CHEUNG KONG HOLDINGS LIMITED   FOREIGN EQUITY   Y13213106    12175   793000 SH       SOLE                   793000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     7580   211026 SH       SOLE                   211026        0        0
CONOCOPHILLIPS                 COM              20825C104     4628    79810 SH       SOLE                    79810        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6175   118665 SH       SOLE                   118665        0        0
DIRECTV COM CL A               COM	        25490A101     4976    99200 SH       SOLE                    99200        0        0
FAIRFAX FINL HLDGS LIMITED     FOREIGN EQUITY   303901102     6929    19174 SH       SOLE                    19174        0        0
GOOGLE INC                     CL A             38259P508     1092     1544 SH       SOLE                     1544        0        0
GROUPE DANONE SHS FRANCE       FOREIGN EQUITY   F12033134     7868   119480 SH       SOLE                   119480        0        0
HANG LUNG PROPERTIES LIMITED S FOREIGN EQUITY   Y30166105     9347  2352000 SH       SOLE                  2352000        0        0
HOWARD HUGHES CORP             COM              44267D107      735    10060 SH       SOLE                    10060        0        0
INTEL CORP                     COM              458140100     7615   369325 SH       SOLE                   369325        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      430     6770 SH       SOLE                     6770        0        0
ISHARES TR                     S&P DEV EX-US    464288422      493    13571 SH       SOLE                    13571        0        0
JOHNSON & JOHNSON              COM              478160104      556     7933 SH       SOLE                     7933        0        0
KINDER MORGAN INC DEL          COM              49456B101     7451   210895 SH       SOLE                   210895        0        0
LOEWS CORPORATION              COM	        540524108     6444   158130 SH       SOLE                   158130        0        0
MEDTRONIC INC                  COM              585055106     7970   194300 SH       SOLE                   194300        0        0
MICROSOFT CORP                 COM              594918104     9028   337997 SH       SOLE                   337997        0        0
NESTLE SA SPONSORED ADR SWITZ  ADR 		641069406     9949   152794 SH       SOLE                   152794        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2883    46620 SH       SOLE                    46620        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     9375   148107 SH       SOLE                   148107        0        0
PEPSICO INC                    COM              713448108     5408    79023 SH       SOLE                    79023        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      532     7720 SH       SOLE                     7720        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5634   150890 SH       SOLE                   150890        0        0
UNILEVER PLC                   SPON ADR NEW     904767704     4147   107105 SH       SOLE                   107105        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1078    14711 SH       SOLE                    14711        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702     3836    55500 SH       SOLE                    55500        0        0
VARIAN MED SYS INC             COM              92220P105      211     3000 SH       SOLE                     3000        0        0
WELLS FARGO & CO NEW           COM              949746101     9401   275035 SH       SOLE                   275035        0        0
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